Principal Mutual Funds Profile
                                 Class B Shares

This profile summarizes key information included in the Funds' prospectus. The Funds' prospectus includes additional material information about each Fund, including a more detailed description of the risks associated with investing in a Fund that you may want to consider before you invest. You may obtain the prospectus and other information about a Fund at no cost by calling (800) 247-4123.
The prospectus is also available on our website at: www.principal.com/funds.

A total of sixteen Principal Mutual Funds are available through the retirement plan adopted by your employer. These Funds are:

DOMESTIC GROWTH-ORIENTED FUNDS

Principal Balanced Fund, Inc.
Principal Blue Chip Fund, Inc.
Principal Capital Value Fund, Inc.
Principal Growth Fund, Inc.
Principal MidCap Fund, Inc.
Principal Real Estate Fund, Inc.
Principal SmallCap Fund, Inc.
Principal Utilities Fund, Inc.


INTERNATIONAL GROWTH-ORIENTED FUNDS

Principal International Emerging Markets Fund, Inc.
Principal International Fund, Inc.
Principal International SmallCap Fund, Inc.


INCOME-ORIENTED FUNDS

Principal Bond Fund, Inc.
Principal Government Securities Income Fund, Inc.
Principal High Yield Fund, Inc.
Principal Limited Term Bond Fund, Inc.


MONEY MARKET FUND

Principal Cash Management Fund, Inc.


If you have any questions about the investment options available to you, contact your registered representative. You may also obtain information regarding your investment options from a Princor Retirement Plan Specialist by calling (800) 247-4123 or writing to:

                       Princor Retirement Plan Operations
                       The Principal Financial Group
                       711 High Street
                       Des Moines, Iowa 50392-0200


     Neither the Securities and Exchange Commission nor any State Securities Commission has approved or disapproved of these securities or determined if this profile is accurate or complete. Any representation to the contrary is a criminal offense.

                               Table of Contents

Information About Your Retirement Plan

     Investment Information................................................... 4
     Investment Comparison.................................................... 5
     Fees..................................................................... 6

     Services................................................................. 7

Money Market Fund

     Cash Management Fund..................................................... 8

Income-Oriented Funds

     Limited Term Bond Fund...................................................10
     Government Securities Income Fund........................................12
     Bond Fund................................................................14
     High Yield Fund..........................................................16

Domestic Growth-Oriented Funds

     Utilities Fund...........................................................18
     Real Estate Fund.........................................................20
     Balanced Fund............................................................22
     Blue Chip Fund...........................................................24
     Capital Value Fund.......................................................26
     Growth Fund..............................................................28
     MidCap Fund..............................................................30
     SmallCap Fund............................................................32

International Growth-Oriented Funds

     International Fund.......................................................34
     International SmallCap Fund..............................................36
     International Emerging Markets Fund......................................38

Enrollment And Beneficiary Election Form......................................40

                     Information About Your Retirement Plan

Your Investment

The retirement plan sponsored by your employer permits you to select in which funds to invest. Your employer's plan is intended to comply with Section 404(c) of the Employee Retirement Income Security Act. This means the plan fiduciaries are not liable for any losses resulting from a participant's exercise of investment control. Under the terms of the plan, any voting rights attributable to investments used to fund the plan may be exercised only by the plan trustee.

Your Investment Options

The Principal Mutual Funds have different investment objectives and strategies as well as varying levels of investment risk. A description of each Fund's investment objective, strategy, risks, expenses, performance, and other information is provided in this booklet. This information is provided to help you decide which investments work best for you. You may also obtain a prospectus and the most recent annual or semiannual financial report for the Funds at no cost by calling (800) 247-4123.

                                Money Market Fund
The Principal Cash Management Fund seeks to generate current income while preserving principal and maintaining liquidity by investing in short-term money market instruments.

                              Income-Oriented Funds
Four of the Principal Funds seek a high level of income through investments in fixed-income securities. These Funds are collectively referred to as the Income-Oriented Funds.

                         Domestic Growth-Oriented Funds
Eight of the Principal Funds emphasize investments in securities with the primary goal of growth in the value of those investments. These Funds are collectively referred to as the Domestic Growth-Oriented Funds.

                       International Growth-Oriented Funds
Three of the Principal Funds invest in stocks of companies outside of the United States with the primary goal of growth in the value of those investments. These Funds are collectively referred to as the International Growth-Oriented Funds.

Investment Manager

The investment professionals who manage the assets of each Fund are listed with each Fund. Backed by their staffs of experienced securities analysts, they provide the Funds with professional investment management.

Principal Management Corporation serves as the manager for the Principal Mutual Funds. The Manager has signed sub-advisory contracts with Invista Capital Management, LLC. Under those contracts, Invista provides portfolio management for the Domestic and International Growth-Oriented Funds (except Real Estate), the Government Securities Income Fund, and the Limited Term Bond Fund.

How to Provide Investment Instructions

You make initial investment elections by completing an Enrollment Form (included in this booklet) when first enrolling in a plan. You can make changes to your account by calling (800) 247-4123, option 5 between the hours of 7:00 a.m. and 7:00 p.m. Central time. There is no charge or administrative fee for changing your investment direction or exchanging between the Funds. Each Mutual Fund reserves the right to limit exchanges to prevent excessive short-term trading which the Fund believes may interfere with managing the Fund's portfolio.

                              Investment Comparison

Diversification permits you, the plan participant, to reduce your investment risk. An asset allocation questionnaire is available to help you determine an allocation model based on your investment objective, willingness to assume risk, and other factors.

This diagram compares the Funds by level of risk and return. Traditionally, Funds which accept greater risks also experience greater potential return and loss of principal. More conservative Funds have limited return potential but greater principal stability. The diagram should not be interpreted as projecting the relative performance of the Funds.

                                                                     More Return
International Emerging Markets Fund                                           /\
International SmallCap Fund
International Fund


SmallCap Fund
MidCap Fund
Growth Fund
Capital Value Fund
Blue Chip Fund
Balanced Fund
Real Estate Fund
Utilities Fund


High Yield Fund
Bond Fund
Government Securities Income Fund
Limited Term Bond Fund


Cash Management Fund
                                                                              \/
                                                                     Less Return

  Less Risk                                                          More Risk
/______________________________________________________________________________\
\                                                                              /
                                      Fees


Transaction Expenses

Class B shares are sold without an initial sales charge, but redemptions made within five years following the date of purchase are subject to a contingent deferred sales charge ("CDSC"). The CDSC (as a percentage of the lower of the original purchase price or redemption proceeds) is 3.0% in the first two years (.75% for the Limited Term Bond Fund), 2.0% (0.50% for the Limited Term Bond
Fund) the next two years, and 1.0% in the fifth year (.25% for the Limited Term Bond Fund). Class B shares automatically convert to Class A shares, without charge, approximately five years after the date purchased.

The CDSC does not apply to every distribution from the plan. Some examples where it does not apply include:

     o   Death              o   Retirement under the plan

     o   Disability         o   Separation from service after attaining age 55

When the value of Class B shares of the Principal Funds in the plan equal or exceed $250,000, subsequent plan contributions will be used to purchase Class A shares of the Funds, rather than Class B shares. When purchasing Class A shares, all plan contributions allocated to the Principal Funds (other than Class A shares of the Cash Management Fund) are combined and added to the value of the existing plan accounts in Class B shares and Class A shares for which a sales charge was previously paid, to determine the sales charge that applies to the contribution, as described in the following table:

                                          Sales Charge for All Funds Except             Sales Charge for
        Contributions Plus                    Limited Term Bond Fund                 Limited Term Bond Fund
     Principal Fund Plan Assets         (Sales Charge as % of Offering Price)   (Sales Charge as % of Offering Price)
     ----------------------------------------------------------------------------------------------------------------
     $250,000 but less than $500,000                   2.50%                                  0.75%
     $500,000 but less than $1,000,000                 1.50%                                  0.50%
     $1,000,000 or more                                 0                                       0

Once the total plan assets in Class B shares and Class A shares for which a sales charge was paid equal or exceed $1,000,000, future purchases of Class A shares are not subject to a sales charge but may be subject to a CDSC if shares are redeemed within 18 months after the share purchase. If the plan terminates or plan assets are transferred to another investment provider, then a 0.75% CDSC (0.25% for the Limited Term Bond Fund) applies to the lower of the original purchase price or redemption proceeds.

Shares subject to the CDSC which are exchanged into another Principal Fund continue to be subject to the CDSC until the original 18 month period expires.

Operating Expenses

Each Fund's costs are factored into the Fund's share price and are deducted from the Fund's assets, which means they are paid indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on account statements but instead reduce the total return.

Fund Performance

Included in each Fund's description is a table and a bar chart. Together, these provide an indication of the risks involved when you invest.

The bar chart shows changes in the Fund's performance from year to year. The performance reflected in the chart does not include a sales charge, which would make the returns less than those shown. A Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

                                    Services

Principal Mutual Funds offer you a variety of ways to obtain information, monitor your investments, and buy and sell shares.


Toll-Free Access

If you need account assistance or information, call our Customer Service Representatives at (800) 247-4123. They are available from 7:00 a.m. to 7:00 p.m. Central time on any day the New York Stock Exchange is open for trading. A Customer Service Representative can answer questions about your account and give you information regarding transactions, distributions, and general service issues.

PrinCall(R) Automated Telephone Service

When you need account information, it's as close as your telephone...24 hours a day! PrinCall(R) is a toll-free automated account information system which you access from a push-button phone. PrinCall(R) is simple...fast... and free! Call
(800) 421-2298.

Semi-Annual Participant Statements

You'll receive an informative statement of account activity sent to your home twice per year.

Transfer/Exchange Services

As your financial objectives change, you can exchange your shares for shares of a different Principal Mutual Fund within the same share class or change your instructions for investment of new contributions. Telephone exchange privileges are available at (800) 247-4123.

Internet Access

Beginning third quarter 1999, you may visit www.principal.com to view your account information 24 hours a day, seven days a week! Simply select Your Portfolio to reach all of your Principal Mutual Fund information.

Additional Information

Additional information about each Fund's investments is available in annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling (800) 247-4123.

Principal Cash Management Fund                                      Money Market

What is the Fund's Investment Objective?

The Principal Cash Management Fund seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

What is the Fund's Investment Strategy?

The Fund invests its assets in a portfolio of money market instruments. The Fund invests to maximize current income by investing in:

     o   U.S. Government securities

     o   Bank obligations

     o   Commercial paper

     o   Short-term corporate debt

     o   Repurchase agreements
     o   Taxable municipal obligations

What are the Significant Risks?

The yield on the Fund will vary with changes in short term interest rates. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

Who Should Invest in this Fund?

Class A shares of the Fund are purchased with new contributions to the plan. Class B shares of the Fund are only available by exchange from other Class B shares.

The Fund is appropriate for investors who...
     o seek monthly dividends to produce income without incurring much risk, or
     o   have short-term needs.
It is not a good investment for retirement plan participants seeking growth.

What are the Fund's Operating Expenses?

             As of October 31, 1998
                                    B Shares   A Shares
                                    --------   --------
     Management Fees                 0.42%       0.38%
     12b-1 Fees                      0.32%       None
     Other Expenses                  0.75%       0.18%
                                     -----       -----
     Total Fund Operating Expenses   1.49%       0.56%

How has the Fund Performed?

The chart shows the Fund's past performance of the Class A and Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Michael R. Johnson has been responsible for the day-to-day Fund management since March 1983. Mr. Johnson has been Assistant Director - Securities Trading of Principal Management since 1994.

  Annual Total Returns A Shares
Calendar Years Ended December 31

     1989   8.42%
     1990   7.63%
     1991   5.80%
     1992   3.38%
     1993   2.63%
     1994   3.77%
     1995   5.44%
     1996   4.96%
     1997   4.88%
     1998   5.15%

   Annual Total Returns B Shares
Calendar Years Ended December 31

     1995   4.69%
     1996   4.07%
     1997   4.06%
     1998   4.25%

Principal Limited Term Bond Fund                                 Income-Oriented

What is the Fund's Investment Objective?

The Principal Limited Term Bond Fund seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.

What is the Fund's Investment Strategy?

The Fund invests primarily in high-grade, short-term debt securities. Under normal circumstances, the Fund invests at least 80% of its assets in:

     o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
     o debt securities of U.S. issuers rated in the three highest grades by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc.(Moody's);
     o if unrated, securities are of comparable quality in the opinion of Invista.

The rest of the Fund's assets are invested in securities in the fourth highest rating category ("investment grade") or their equivalent. While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. The Fund may invest in corporate debt securities and mortgage-backed securities. Under unusual market or economic conditions, for temporary or defensive purposes the Fund may invest up to 100% of its assets in cash or cash equivalents.

What are the Significant Risks?

Bond values fluctuate based on changes in interest rates, market conditions, and announcements of other economic, political, or financial information. Because the value of the securities in which the Fund invests fluctuate, principal values and investment returns will fluctuate. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
           Portfolio Composition
          as of December 31, 1998
     ------------------------------------
     Corporate Bonds:  60.3%
     Mortgage-backed Securities:  25.6%
     Asset-backed Securities:  11.5%
     Commercial Paper:  0.4%
     ------------------------------------
     ------------------------------------
              Maturity Profile
          as of December 31, 1998
     ------------------------------------
     Average Bond Quality:  AA3
     Average Bond Maturity:  3.89 years
     Average Duration:  2.86 years
     ------------------------------------
     ------------------------------------
      Highest & Lowest Quarterly Total
      Returns for the Last Three Years
     ------------------------------------
     Quarter Ended   Quarterly Return
     ------------------------------------
       9/30/98            2.83%
       3/31/96           (0.25)%
     ------------------------------------

Who Should Invest in this Fund?

The Fund may be appropriate for investors who...
     o   want monthly dividends for income or to reinvest for modest growth,
     o are willing to accept some, although not dramatic, volatility in the value of their investment.

What are the Fund's Operating Expenses?

           As of October 31, 1998
     Management Fees                 0.50%
     12b-1 Fees                      0.50%
     Other Expenses                  1.36%
                                     -----
     Total Fund Operating Expenses   2.36%

*The Manager voluntarily waived certain fees and expenses during the fiscal year ended October 31, 1998. After waiver, the Class B share management fee paid was 0% and other expenses were 0.72% (total expenses 1.22%).

How has the Fund Performed?

The chart shows the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Martin J. Schafer has been responsible for the day-to-day Fund management since its inception in February 1996. Mr. Schafer has been a Portfolio Manager for Invista since 1992 and has been with the Principal Financial Group since 1977.

      Annual Total Return
Calendar Years Ended December 31

     1997   6.30%
     1998   6.26%

Principal Government Securities Income Fund                      Income-Oriented

What is the Fund's Investment Objective?

The Principal Government Securities Income Fund seeks a high level of current income, liquidity, and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

What is the Fund's Investment Strategy?

The Fund invests in U.S. Government securities, which include obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The Fund invests in securities supported by:
     o   full faith and credit of the U.S. Government (GNMA certificates); or
     o credit of the instrumentality (e.g. bonds issued by the Federal Home Loan Bank).

What are the Significant Risks?

Mortgage-backed securities are subject to prepayment (unscheduled principal payments) risk. Prepayments may result from voluntary prepayment, refinancing, or foreclosure of the underlying mortgage. When interest rates decline, significant unscheduled prepayments may result and must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. During periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest and potentially increasing the volatility of the Fund.

At times, mortgage-backed securities may have higher than market interest rates and are purchased at a premium. Unscheduled prepayments are made at par and cause the Fund to experience a loss of some or all of the premium.

Although some of the securities the Fund purchases are backed by the U.S. government and its agencies, shares of the Fund are not guaranteed. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
       Portfolio Composition
      as of December 31, 1998
     ------------------------------------
     GNMA Securities:  99.9%
     Commercial Paper:    2%
     ------------------------------------
     ------------------------------------
         Maturity Profile
     as of December 31, 1998
     ------------------------------------
     Average Bond Quality:  AAA
     Average Bond Maturity:  6.99 years
     Average Duration:  2.82 years
     ------------------------------------
     ------------------------------------
     Highest & Lowest Quarterly Total
     Returns for the Last Four Years
     ------------------------------------
     Quarter Ended   Quarterly Return
     ------------------------------------
        6/30/95           6.21%
        3/31/96          (2.09%)
     ------------------------------------

Who Should Invest in this Fund?

The Fund is a suitable investment for investors who want monthly dividends to provide income or to be reinvested in additional Fund shares to produce growth. Such investors prefer to have the repayment of principal and interest on most of the securities in which the Fund invests to be backed by the U.S. Government or its agencies.

What are the Fund's Operating Expenses?

             As of October 31, 1998
     Management Fees                 0.45%
     12b-1 Fees                      0.81%
     Other Expenses                  0.31%
                                     -----
     Total Fund Operating Expenses   1.57%

How has the Fund Performed?

The chart shows the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Martin J. Schafer has been responsible for the day-to-day Fund management since its inception in May 1985. Mr. Schafer has been a Portfolio Manager for Invista since 1992 and has been with the Principal Financial Group since 1977.

     Annual Total Return
Calendar Years Ended December 31

     1995   18.30%
     1996    3.10%
     1997    9.00%
     1998    6.44%

Principal Bond Fund                                              Income-Oriented

What is the Fund's Investment Objective?

The Principal Bond Fund seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

What is the Fund's Investment Strategy?

The Fund invests in fixed-income securities. Generally, the Fund invests on a long-term basis but may make short-term investments.

Under normal circumstances, the Fund invests at least 65% of its assets in:
     o   debt securities and taxable municipal bonds;
         o rated, at the time of purchase, in one of the top four categories by S&P or Moody's, or
         o   if not rated, in the Manager's opinion are of comparable quality.
     o similar Canadian, Provincial, or Federal Government securities payable in U.S. dollars;
     o   securities issued or guaranteed by the U.S. Government or its agencies.

What are the Significant Risks?

Bond values fluctuate based on changes in interest rates, market conditions, and announcements of other economic, political, or financial information. In addition, the value of the securities held by the Fund may be affected by factors such as credit rating of the entity that issued the bond and effective maturities of the bond. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. During periods of falling interest rates, the price of a bond rises, and when rates rise the price of a bond declines. Because the value of the securities in which the Fund invests fluctuate the principal values and investment returns will fluctuate. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
      Portfolio Composition
     as of December 31, 1998
     ------------------------------------
     Corporate Bonds:  98%
     Commercial Paper:  2%
     ------------------------------------
     ------------------------------------
            Maturity Profile
         as of December 31, 1998
     ------------------------------------
     Average Bond Quality:  Baa1
     Average Bond Maturity:  9.67 years
     Average Duration:  6.26 years
     ------------------------------------
     ------------------------------------
     Highest & Lowest Quarterly Total
      Returns for the Last Ten Years
     ------------------------------------
     Quarter Ended   Quarterly Return
     ------------------------------------
        6/30/95            8.47%
        3/31/96           (3.36)%
     ------------------------------------

Who Should Invest in this Fund?

The Fund is suitable for an investor seeking monthly dividends to provide income or to be reinvested in Fund shares for growth. Investors must also be willing to accept fluctuations in the value of the Fund's shares.

What are the Fund's Operating Expenses?

              As of October 31, 1998
     Management Fees*                 0.48%
     12b-1 Fees                       0.89%
     Other Expenses                   0.44%
                                      -----
     Total Fund Operating Expenses    1.81%
*The Manager voluntarily waived certain fees and expenses during the fiscal year ended October 31, 1998. After waiver, the Class B share management fee paid was 0.34% (total expenses 1.67%).

How has the Fund Performed?

The chart shows the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Scott A. Bennett, CFA, has been responsible for the day-to-day Fund management since November 1996. Mr. Bennett has been Assistant Director - Securities Investment of Principal Capital Management LLC since 1996. Prior thereto, he was Investment Manager.

      Annual Total Return
Calendar Years Ended December 31

     1995   22.50%
     1996   12.10%
     1997   10.20%
     1998    6.35%

Principal High Yield Fund                                        Income-Oriented

What is the Fund's Investment Objective?

The Principal High Yield Fund seeks high current income primarily by purchasing high yielding lower or non-rated fixed income securities which are believed not to involved undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income.

What is the Fund's Investment Strategy?

The Fund invest predominantly in lower rated bonds, commonly referred to as "junk bonds" and may invest 100% of its assets in such bonds. Bonds of this type are considered to be speculative with regard to payment of interest and return of principal. The Fund invests its assets in securities rated Ba1 or lower by Moody's or BB+ or lower by S&P. The Fund may also invest in unrated securities which the Manager believes to be of comparable quality. These securities are considered to be speculative with respect to the issuer's ability to pay interest and repay principal. The Fund does not invest in securities rated below Caa (Moody's) or below CCC (S&P) at the time of purchase. The yield to maturity on these securities is generally lower than the yield to maturity on lower rated fixed income securities.

What are the Significant Risks?

This Fund involves special risks. Compared to higher rated securities, lower rated securities may:
     o have a more volatile market value, generally reflecting specific events affecting the issuer;
     o be subject to greater risk of loss of income and principal (issuers are generally not as financially secure);
     o have a lower volume of trading, making it more difficult to value or sell the security; and
     o be more susceptible to a change in value or liquidity based on adverse publicity and investor perception, whether or not based on factual analysis.

         The Fund tries to minimize the risks of investing in lower rated securities by diversification, investment analysis, and attention to current developments in interest rates and economic conditions. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
      Portfolio Composition
     as of December 31, 1998
     ------------------------------------
     Corporate Bonds:   95.8%
     Commercial Paper:   4.2%
     ------------------------------------
     ------------------------------------
            Maturity Profile
         as of December 31, 1998
     ------------------------------------
     Average Bond Quality:  Ba3
     Average Bond Maturity:  7.72 years
     Average Duration:  4.73 years
     ------------------------------------
     ------------------------------------
     Highest & Lowest Quarterly Total
     Returns for the Last Ten Years
     ------------------------------------
     Quarter Ended   Quarterly Return
     ------------------------------------
        6/30/95            5.16%
        9/30/98           (6.75%)
     ------------------------------------

Who Should Invest in this Fund?

The Fund is generally a suitable investment for investors seeking monthly dividends to provide income or to be reinvested in Fund shares for growth. Investors should carefully consider their ability to assume the risks of this Fund before making an investment. Investors generally should not invest a large portion of their assets in the Fund due to the speculative nature of the securities in which the Fund invests. Investors should be prepared to maintain their investment in the Fund during periods of adverse market conditions. This Fund should not be relied on to meet short-term financial needs.

What are the Fund's Operating Expenses?

                 As of October 31, 1998
     Management Fees                        0.60%
     12b-1 Fees                             1.03%
     Other Expenses                         0.71%
                                            -----
     Total Fund Operating Expenses          2.34%

How has the Fund Performed?

The chart shows the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Mark P. Denkinger, CFA, Assistant Director - Securities Investment of Principal Capital Management LLC, has been responsible for the day-to-day Fund management since April 1998. Mr. Denkinger has been with the Principal Financial Group since 1990.

     Annual Total Return
Calendar Years Ended December 31

     1995    14.80%
     1996    11.10%
     1997     8.90%
     1998    (2.14)%

Principal Utilities Fund                                         Growth-Oriented

What is the Fund's Investment Objective?

The Principal Utilities Fund seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed income securities of companies in the public utilities industry.

What is the Fund's Investment Strategy?

The Fund invests in securities issued by companies in the public utilities industry. These companies include:
     o companies engaged in the manufacturer production, generation, sale, or distribution of electric or gas energy or other types of energy;
     o companies engaged in telecommunications, including telephone, telegraph, satellite, microwave, and other communications media (but not public broadcasting or cable television).
Under normal market conditions, at least 65% (and up to 100%) of the assets of the Fund are invested in equity securities and fixed-income securities in the public utilities industry.

What are the Significant Risks?

Since the Fund's investments are concentrated in the utilities industry, the value of its shares changes in response to factors affecting those industries. Many utilities companies have been subject to risks of:
     o   increase in fuel and other operating costs;
     o changes in interest rates on borrowings for capital improvement programs;
     o   changes in applicable laws and regulations;
     o changes in technology which render existing plants, equipment, or products obsolete;
     o   effects of conservation; and
     o increase in costs and delays associated with environmental regulations. The share price of the Fund may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. Generally, the prices charged by utilities are regulated to protect the public and ensure utility companies earn enough to grow and provide appropriate services. The prices of utility company bonds rise when interest rates fall and fall when interest rates rise. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
            Top Holdings
       as of December 31, 1998
     ------------------------------------
     Ameritech Corp.
     Bellsouth Corp.
     MCI Communications Group
     US West Communications Group
     Sprint Corp.
     Bell Atlantic Corp.
     GTE Corp.
     AT&T Corp.
     Pinnacle West Capital Group
     GPU Inc.
     ------------------------------------
     ------------------------------------
            Top Industries
        as of December 31, 1998
     ------------------------------------
     Telephone Communications
     Electric Services
     Combination Utility Services
     Gas Production & Distribution
     ------------------------------------
     ------------------------------------
     Highest & Lowest Quarterly Total
     Returns for the Last Four Years
     ------------------------------------
     Quarter Ended   Quarterly Return
     ------------------------------------
        12/31/97          19.05%
         3/31/99          (6.46)%
     ------------------------------------

Who Should Invest in this Fund?

The Fund is a suitable investment for investors seeking quarterly dividends for income or to be reinvested for growth. Suitable investors are those who want to invest in companies in the utilities industry and are willing to accept fluctuations in the value of their investment.

What are the Fund's Operating Expenses?

              As of October 31, 1998
     Management Fees                  0.60%
     12b-1 Fees                       0.90%
     Other Expenses                   0.50%
                                      -----
     Total Fund Operating Expenses    2.00%

How has the Fund Performed?

The chart shows the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Catherine A. Zaharis, CFA, has been responsible for the day-to-day Fund management since its inception in April 1993. Ms. Zaharis has been a Portfolio Manager for Invista since 1987.

      Annual Total Returns
Calendar Years Ended December 31

     1995   33.00%
     1996    3.70%
     1997   28.70%
     1998   21.59%

Principal Real Estate Fund                                       Growth-Oriented

What is the Fund's Investment Objective?

The Principal Real Estate Fund seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

What is the Fund's Investment Strategy?

The Fund invests primarily in equity securities of companies engaged in the real estate industry. For purposes of the Fund's investment policies, a real estate company has at least 50% of its assets, income, or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts (REIT) and companies with substantial real estate holdings such as paper, lumber, hotel, and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund may invest up to 25% of its assets in securities of foreign real estate companies.

What are the Significant Risks?

Securities of real estate companies are subject to securities market risks as well as risks similar to those of direct ownership of real estate. These include:

     o   declines in the value of real estate;
     o   risks related to general and local economic conditions;
     o   overbuilding; and o increases in property taxes and operating expenses.

In addition to the risks listed above, equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. The values of the Fund's assets change on a daily basis. The current share price reflects the activities of individual companies and general market and economic conditions. In the short term, share prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
              Top Holdings
         as of December 31, 1998
     ------------------------------------
     Irvine Apartment Communities, Inc.
     Cabot Industrial Trust
     First Industrial Realty
     Bradley Real Estate Inc.
     Carramerica Realty Corp.
     Gables Residential Trust
     Federal Realty Investment Trust
     Simon Property Group, Inc.
     Meristar Hospitality Corp.
     Archstone Comm. Trust
     ------------------------------------
     ------------------------------------
           Top Industries
        as of December 31, 1998
     ------------------------------------
     Miscellaneous Investing
     Apartment
     Real Estate Operators & Lessor
     Hotels & Motels
     ------------------------------------
     ------------------------------------
     Highest & Lowest Quarterly Total
      Returns for the Last One Year
     ------------------------------------
     Quarter Ended   Quarterly Return
     ------------------------------------
        12/31/98          0.05%
         9/30/98         (7.97)%
     ------------------------------------

Who Should Invest in this Fund?

TheFund is generally a suitable investment for investors seeking long-term growth:
     o who want to invest in companies engaged in the real estate industry, and
     o   who are willing to accept fluctuations in the value of the investment.

What are the Fund's Operating Expenses?

              As of October 31, 1998
     Management Fees                   0.90%
     12b-1 Fees                        0.60%
     Other Expenses                    0.97%
                                       -----
     Total Fund Operating Expenses     2.47%

How has the Fund Performed?

The chart shows the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Kelly D. Rush, CFA, has been responsible for the day-to-day Fund management since its inception in December 1997. Mr. Rush has been Assistant Director of Commercial Real Estate, Principal Capital Management LLC since 1996. Prior thereto he was Senior Administrator, Investment - Commercial Real Estate.

      Annual Total Return
Calendar Year Ended December 31

     1998   (14.02%)

Principal Balanced Fund                                          Growth-Oriented

What is the Fund's Investment Objective?

The Principal Balanced Fund seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objectives.

What is the Fund's Investment Strategy?

The Fund invests primarily in common stocks and corporate bonds. It may also invest in other equity securities, government bonds and notes, and cash. Though the percentages in each category are not fixed, common stocks generally represent 40% to 70% of the Fund's assets. The remainder of the Fund's assets are invested in bonds and cash.

     As of October 31, 1998

          (pie chart)

     Cash and Cash Equivalents
              1.82%

             Stocks
             54.08%

             Bonds
             44.10%

What are the Significant Risks?

The value of the stocks owned by the Fund changes on a daily basis. Stock prices reflect the activities of individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors.

Bond values change daily. Their prices reflect changes in interest rates, market conditions, and announcements of other economic, political, or financial information. When interest rates fall, the price of a bond rises and when interest rates rise, the price declines. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
          Top Holdings
     as of December 31, 1998
     ------------------------------------
     FHLMC
     Chase Comm. Mortgage
     DLJ Comm. Mort. Corp.
     IBM Corp.
     Allstate Corp.
     GMAC Commercial Mort.
     Merck & Co.
     Pepsico, Inc.
     ------------------------------------
     ------------------------------------
           Top Industries
       as of December 31, 1998
     ------------------------------------
     Commercial Banks
     Fire, Marine & Casualty Ins.
     Motor Vehicles & Equip.
     Business Credit Unions
     Computer & Office Equipment
     ------------------------------------
     ------------------------------------
     Highest & Lowest Quarterly Total
      Returns for the Last Ten Years
     ------------------------------------
     Quarter Ended   Quarterly Return
     ------------------------------------
        6/30/97           9.05%
        9/30/98          (4.73)%
     ------------------------------------

Who Should Invest in this Fund?

The Fund is a suitable investment for investors seeking long-term growth but who are uncomfortable accepting the risks of investing entirely in common stocks.

What are the Fund's Operating Expenses?

              As of October 31, 1998
     Management Fees                   0.59%
     12b-1 Fees                        0.91%
     Other Expenses                    0.54%
                                       -----
     Total Fund Operating Expenses     2.04%

How has the Fund Performed?

The chart shows the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Douglas D. Herold, CFA, has been co-manager responsible for the day-to-day Fund management since October 1998. Mr. Herold has been a Portfolio Manager for Invista since 1996. Prior thereto, he was Securities Analyst from 1993-1996.

Martin J. Schafer has been co-manager of the Fund since December 1997. Mr. Schafer has been Portfolio Manager for Invista since 1992.

Judith A. Vogel, CFA, has been co-manager of the Fund since April 1993. Ms. Vogel has been Portfolio Manager for Invista since 1987.

      Annual Total Returns
Calendar Years Ended December 31

     1995   22.50%
     1996   12.10%
     1997   16.30%
     1998   10.31%

Principal Blue Chip Fund                                         Growth-Oriented
What is the Fund's Investment Objective?

The Principal Blue Chip Fund seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

What is the Fund's Investment Strategy?

Invista selects the companies it believes to have the potential for growth of capital, earnings, and dividends. Under normal market conditions, the Fund invests at least 65% (and may invest up to 100%) of its assets in blue chip companies. Blue chip companies are easily identified by:

     o   size (market capitalization of at least $1 billion)
     o   established history of earnings and dividends
     o   easy access to credit
     o   good industry position
     o   superior management structure

In addition, the large market of publicly held shares for these companies and their generally high trading volume results in a relatively high degree of liquidity for these stocks.

What are the Significant Risks?

The value of the stocks owned by the Fund changes on a daily basis. The current price reflects the activities of individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
           Top Holdings
     as of December 31, 1998
     ------------------------------------
     Wal-Mart Stores, Inc.
     GTE Corp.
     Anheuser-Busch Co., Inc.
     Hewlett-Packard Co.
     AT&T Corporation
     McDonald's Corp.
     Merck & Co., Inc.
     Sysco, Corp.
     General Electric Co.
     Johnson & Johnson
     ------------------------------------
     ------------------------------------
            Top Industries
       as of December 31, 1998
     ------------------------------------
     Drugs
     Telephone Communications
     Petroleum Refining
     Computer & Office Equipment
     Beverages
     ------------------------------------
     ------------------------------------
     Highest & Lowest Quarterly Total
     Returns for the Last Seven Years
     ------------------------------------
     Quarter Ended   Quarterly Return
     ------------------------------------
         6/30/97         16.18%
         9/30/98        (10.10)%
     ------------------------------------

Who Should Invest in this Fund?

The Fund is generally a suitable investment for investors seeking long-term growth who are willing to accept the risks of investing in common stocks but who prefer investing in larger, established companies. The Fund is not appropriate for short-term investors.

What are the Fund's Operating Expenses?

              As of October 31, 1998
     Management Fees                  0.48%
     12b-1 Fees                       0.91%
     Other Expenses                   0.63%
                                      -----
     Total Fund Operating Expenses    2.02%

How has the Fund Performed?

The chart shows the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Mark T. Williams, CFA, has been responsible for the day-to-day Fund management since its inception in March 1991. Mr. Williams has been a Portfolio Manager for Invista since 1991.

      Annual Total Returns
Calendar Years Ended December 31

     1995   32.00%
     1996   15.70%
     1997   25.30%
     1998   15.69%

Principal Capital Value Fund                                     Growth-Oriented

What is the Fund's Investment Objective?

The Principal Capital Value Fund seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

What is the Fund's Investment Strategy?

Invista invests primarily in securities that have "value" characteristics. This process is known as "value investing." Value stocks tend to have higher yields and lower price to earnings ratios than other stocks.

Securities chosen for investment may include those of companies which Invista believes can be expected to share in the growth of the nation's economy over the long term.

What are the Significant Risks?

The current price of the Fund's assets reflect the activities of the individual companies and general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
            Top Holdings
       as of December 31, 1998
     ------------------------------------
     Pharmacia & Upjohn
     First Union Corp.
     US West Communications Group
     SBC Communications Inc.
     Anheuser-Busch Cos., Inc.
     Kimberly Clark Corp.
     Masco Corp.
     AT&T Corp.
     Comerica, Inc.
     GATX Corp.
     ------------------------------------
     ------------------------------------
          Top Industries
      as of December 31, 1998
     ------------------------------------
     Commercial Banks
     Telephone Communication
     Drugs
     Petroleum Refining
     Misc. Converted Paper
     ------------------------------------
     ------------------------------------
     Highest & Lowest Quarterly Total
     Returns for the Last Four Years
     ------------------------------------
     Quarter Ended   Quarterly Return
     ------------------------------------
         6/30/97          13.05%
         9/30/98         (10.61)%
     ------------------------------------

Who Should Invest in this Fund?

The Fund is generally a suitable investment for investors seeking long-term growth. Investors should be willing to accept the risks of investing in common stocks but also prefer investing in companies that appear to be considered undervalued relative to similar companies. This Fund is not appropriate for short-term investors.

What are the Fund's Operating Expenses?

              As of October 31, 1998
     Management Fees                  0.38%
     12b-1 Fees                       0.79%
     Other Expenses                   0.35%
                                      -----
     Total Fund Operating Expenses    1.52%

How has the Fund Performed?

The chart shows the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Catherine A. Zaharis, CFA, has been responsible for the day-to-day Fund management since November 1996. Ms. Zaharis has been a Portfolio Manager for Invista since 1987.

      Annual Total Returns
Calendar Years Ended December 31

     1995   30.80%
     1996   22.20%
     1997   27.50%
     1998   11.29%

Principal Growth Fund                                            Growth-Oriented

What is the Fund's Investment Objective?

The Principal Growth Fund seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

What is the Fund's Investment Strategy?

To achieve the Fund's objective, Invista uses an approach described as "fundamental analysis." The basic steps involved in this analysis are:

     o Research. Invista researches economic prospects over the next one to two years rather than focusing on near term expectations. This approach is designed to provide insight into a company's real growth potential.

     o Valuation. The research findings allow Invista to identify the prospects for the major industrial, commercial, and financial segments of the economy. Invista looks at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity. It then uses this information to judge the prospects for each industry for the near and intermediate term.

     o Stock selection. Invista then purchases securities of issuers which appear to have high growth potential.

What are the Significant Risks?

These securities present greater opportunities for capital growth because of high potential earnings growth but may also involve greater risk than securities which do not have the same potential. The companies may have limited product lines, markets or financial resources, or may depend on a limited management group. As a result, these securities may change in value more than those of larger, more established companies. As the value of the stocks owned by the Fund changes, the Fund share price changes. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
             Top Holdings
       as of December 31, 1998
     ------------------------------------
     MCI Worldcom Inc.
     Home Depot Inc.
     Tyco International Ltd.
     Intel Corp.
     Pharmacia & Upjohn
     Pepsico, Inc.
     Ceridian Corp.
     American Home Prod.
     Microsoft Corp.
     Federal National Mortgage
     ------------------------------------
     ------------------------------------
             Top Industries
         as of December 31, 1998
     ------------------------------------
     Drugs
     Commercial Banks
     Computer & Office Equipment
     Telephone Communications
     Electronic Components & Accessories
     ------------------------------------
     ------------------------------------
     Highest & Lowest Quarterly Total
     Returns for the Last Four Years
     ------------------------------------
      Quarter Ended   Quarterly Return
     ------------------------------------
        12/31/98          18.93%
         9/30/98         (14.75)%
     ------------------------------------

Who Should Invest in this Fund?

The Fund is generally a suitable investment for investors who want long-term growth. Additionally, the investor must be willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

What are the Fund's Operating Expenses?

              As of October 31, 1998
     Management Fees                  0.41%
     12b-1 Fees                       0.65%
     Other Expenses                   0.40%
                                      -----
     Total Fund Operating Expenses    1.46%

How has the Fund Performed?

The chart shows the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Michael R. Hamilton has been responsible for the day-to-day Fund management since its inception in August 1987. Mr. Hamilton has been a Portfolio Manager for Invista since 1987.

      Annual Total Returns
Calendar Years Ended December 31

     1995   32.50%
     1996   11.50%
     1997   27.80%
     1998   19.77%

Principal MidCap Fund                                            Growth-Oriented

What is the Fund's Investment Objective?

The Principal  MidCap Fund seeks to achieve  long-term  capital  appreciation by
investing  primarily  in  securities  of  emerging  and  other   growth-oriented
companies.

What is the Fund's Investment Strategy?

Invista chooses stocks which are thought to be responsive to changes in the marketplace and have the fundamental characteristics to support growth. The Fund may invest for any period in any industry, in any kind of growth-oriented company. Companies may range from the well-established and well-known to the new or those with limited operating history.

Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies with market capitalizations in the $1 billion to $10 billion range. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 20% of its assets in securities of foreign companies.

What are the Significant Risks?

The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies and general market and economic conditions. The Fund's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Mid-sized companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their stocks. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
            Top Holdings
       as of December 31, 1998
     ------------------------------------
     EMC Corp.
     Synopsys, Inc.
     Mercantile Bancorp., Inc.
     TCF Financial Corp.
     Maytag Corp.
     North Fork Bancorp., Inc.
     Watson Pharmaceuticals
     Alternative Living
     Greenpoint Financial Corp.
     HBO & Co.
     ------------------------------------
     ------------------------------------
             Top Industries
         as of December 31, 1998
     ------------------------------------
     Commercial Banks
     Computer & Data Processing Services
     Drugs
     Medical Services & Health
     Savings Institutions
     ------------------------------------
     ------------------------------------
     Highest & Lowest Quarterly Total
     Returns for the Last Four Years
     ------------------------------------
     Quarter Ended   Quarterly Return
     ------------------------------------
         12/31/98         16.93%
          9/30/98        (21.31)%
     ------------------------------------

Who Should Invest in this Fund?

The Fund is generally a suitable investment for investors seeking long-term growth and who are willing to accept the potential for short-term fluctuations in the value of their investments. It is designed for long-term investors for a portion of their investments and not designed for investors seeking income or conservation of capital.

What are the Fund's Operating Expenses?

              As of October 31, 1998
     Management Fees                   0.56%
     12b-1 Fees                        0.70%
     Other Expenses                    0.47%
                                       -----
     Total Fund Operating Expenses     1.73%

How has the Fund Performed?

The chart shows the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Michael R. Hamilton has been responsible for the day-to-day Fund management since its inception in December 1987. Mr. Hamilton has been a Portfolio Manager for Invista since 1987.

      Annual Total Returns
Calendar Years Ended December 31

     1995   18.30%
     1996    3.10%
     1997   22.30%
     1998   (0.67)%

Principal SmallCap Fund                                          Growth-Oriented

What is the Fund's Investment Objective?

The Principal SmallCap Fund seeks to achieve long-term growth of capital by investing primarily in equity securities of companies with comparatively smaller market capitalizations.

What is the Fund's Investment Strategy?

The Fund invests in equity securities of companies in the U.S. with comparatively smaller market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies with market capitalizations of $1 billion or less.

In selecting the portfolio securities Invista looks at stocks with value and/or growth characteristics. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.


What are the Significant Risks?

Investments in companies with smaller market capitalizations may involve greater risks and wide, rapid fluctuations in price than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

The value of the stocks owned by the Fund changes on a daily basis. The current share price reflects the activities of individual companies as well as general market and economic conditions. In the short term, stock prices can fluctuate dramatically in response to these factors. Because of these fluctuations, principal values and investment returns vary. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
           Top Holdings
      as of December 31, 1998
     ------------------------------------
     Liposome Company Inc.
     The Buckle Inc.
     DIIGroup Inc.
     DSP Communications Inc.
     Tommy Hilfiger Corp.
     Fore Systems Inc.
     Advanced Communications
     Shorewood Packaging Corp.
     Abercrombie & Fitch
     WetSeal CL A
     ------------------------------------
     ------------------------------------
                Top Industries
           as of December 31, 1998
     ------------------------------------
     Computer & Data Processing Services
     Drugs
     Communication Equipment
     Telephone Communication
     Electronic Components & Accessories
     ------------------------------------
     ------------------------------------
     Highest & Lowest Quarterly Total
     Returns for the Last One Year
     ------------------------------------
     Quarter Ended   Quarterly Return
     ------------------------------------
        12/31/98         21.76%
         9/30/98        (23.56)%
     ------------------------------------

Who Should Invest in this Fund?

The Fund is a suitable investment for investors seeking long-term growth and who are willing to accept the potential for volatile fluctuations in the value of their investment. It is not designed for investors seeking income or conservation of capital.

What are the Fund's Operating Expenses?

              As of October 31, 1998
     Management Fees                  0.85%
     12b-1 Fees                       0.63%
     Other Expenses                   1.32%
                                      -----
     Total Fund Operating Expenses    2.80%

How has the Fund Performed?

The chart shows the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

John F. McClain has been co-manager responsible for the day-to-day Fund management since inception in April 1998. Mr. McClain has been a Portfolio Manager for Invista since 1995. Prior thereto, he was Investment Officer from 1992-1995.

Mark T. Williams, CFA, has been co-manager of the Fund since inception in April 1998. Mr. Williams has been Portfolio Manager for Invista since 1991.

      Annual Total Returns
Calendar Year Ended December 31

     1998   (6.28)%

Principal International Fund                                     Growth-Oriented

What is the Fund's Investment Objective?

The Principal International Fund seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

What is the Fund's Investment Strategy?

The Fund invests in common stocks of companies established outside of the U.S. Under normal market conditions, the Fund intends to have at least 65% of its assets invested in companies in at least three different countries. Currently the Fund does not invest in equity securities of U.S. companies. Primary consideration is given to securities of corporations of Western Europe, North America, and Australasia (Australia, Japan and Far East Asia). In choosing investments for the Fund, Invista pays particular attention to the long-term earnings prospects of the various companies under consideration. Invista then weighs those prospects relative to the price of the security.

What are the Significant Risks?

The Fund owns stocks whose values change on a daily basis due to the activities of individual companies as well as general market and economic conditions. In the short term, stock prices and currencies can fluctuate dramatically in response to these factors. In addition, there are risks involved with any investment in foreign securities. These include the risk that a foreign security could lose value as a result of political, financial, and economic events in foreign countries.

Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.
Securities of foreign issuers may be less liquid than those of comparable domestic issuers. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
             Top Countries
        as of December 31, 1998
     ------------------------------------
     United Kingdom   Netherlands
     Sweden           Finland
     Italy
     ------------------------------------
     ------------------------------------
             Top Holdings
        as of December 31, 1998
     ------------------------------------
     Telecom Italia
     Philips Electronics
     Bank of Ireland
     Imasco Ltd.
     Nestle
     Novartis AG
     WPP Group PLC
     Unilever NV
     Diageo PLC
     ECI Telecommunications
     ------------------------------------
           Top Industries
      as of December 31, 1998
     ------------------------------------
     Commercial Banks
     Telephone Communications
     Meat Products
     Chewing & Smoking Tobacco
     Drugs
     ------------------------------------
     ------------------------------------
     Highest & Lowest Quarterly Total
     Returns for the Last Four Years
     ------------------------------------
     Quarter Ended   Quarterly Return
     ------------------------------------
        12/31/98          15.49%
         9/30/98         (17.99)%
     ------------------------------------

Who Should Invest in this Fund?

The Fund is suitable for investors who seek long-term growth and who want to invest in non-U.S. companies. This Fund is not appropriate for investors who are seeking either preservation of capital or high current income. Suitable investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks.

What are the Fund's Operating Expenses?

              As of October 31, 1998
     Management Fees                   0.68%
     12b-1 Fees                        0.74%
     Other Expenses                    0.49%
                                       -----
     Total Fund Operating Expenses     1.91%

How has the Fund Performed?

The chart shows the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Scott D. Opsal, CFA, has been responsible for the day-to-day Fund management since April 1994. Mr. Opsal has been Executive Vice President and Chief Investment Officer of Invista since 1997. Prior thereto he was Vice President from 1986-1997.

      Annual Total Returns
Calendar Years Ended December 31

     1995   10.90%
     1996   22.60%
     1997   11.40%
     1998    7.78%

Principal International SmallCap Fund                            Growth-Oriented

What is the Fund's Investment Objective?

The Principal International SmallCap Fund seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.

What is the Fund's Investment Strategy?

The Fund invests in stocks of non-U.S. companies with comparatively smaller market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having market capitalizations of $1 billion or less.

The Fund diversifies its investments geographically. There is no limitation of the percentage of assets that may be invested in one country or denominated in any one currency. However, under normal market circumstances, the Fund intends to have at least 65% of its assets invested in securities of companies of at least three countries.

What are the Significant Risks?

Foreign stocks carry risks that generally found in stocks of U.S. companies. These include the risk that a foreign security could lose value as a result of political, financial, and economic events in foreign countries. In addition, foreign securities may be subject to securities regulators with less stringent account and disclosure standards than are required of U.S. companies.

Investment in companies with small market capitalizations carry their own risks. Historically, small company securities have been more volatile in price than larger company securities, especially over the short-term. While small companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
             Top Countries
        as of December 31, 1998
     ------------------------------------
     Netherlands      United Kingdom
     Australia        Canada
     Finland
     ------------------------------------
     ------------------------------------
            Top Holdings
        as of March 31, 1999
     ------------------------------------
     Metronet Comm. ADR
     Equant ADR Reg Shares
     Unique International NV
     Auckland Intl. Airport Ltd.
     Austria Tabakwerke AG
     ESAT Telecom Group ADR
     KABA Holdings AG
     Orbotech Ltd.
     Ryanair Holdings PLC ADR
     Research In Motion Ltd.
     ------------------------------------
                Top Industries
            as of December 31, 1998
     ------------------------------------
     Telephone Communications
     Computer & Data Processing Services
     Security Brokers & Dealers
     Airports, Flying Fields
     Electronic Distribution Equipment
     ------------------------------------
     ------------------------------------
     Highest & Lowest Quarterly Total
     Returns for the Last Two Years
     ------------------------------------
     Quarter Ended   Quarterly Return
     ------------------------------------
         3/31/98          21.77%
         9/30/98         (20.02)%
     ------------------------------------

Who Should Invest in this Fund?

The Fund is suitable for investors seeking long-term growth who want to invest a portion of their assets in smaller, non-U.S. companies. This Fund is not appropriate for investors seeking either preservation of capital or high current income. Investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks.


What are the Fund's Operating Expenses?

              As of October 31, 1998
     Management Fees                  1.20%
     12b-1 Fees                       0.61%
     Other Expenses                   1.09%
                                      -----
     Total Fund Operating Expenses    2.90%

How has the Fund Performed?

The chart shows the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Darren K. Sleister has been responsible for the day-to-day Fund management since its inception in May 1997. Mr. Sleister has been a Portfolio Manager for Invista since 1995. Prior thereto he was a Securities Analyst.

     Annual Total Returns
Calendar Year Ended December 31

     1998   14.00%

Principal International Emerging Markets Fund                    Growth-Oriented

What is the Fund's Investment Objective?

The Principal International Emerging Markets Fund seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

What is the Fund's Investment Strategy?

The Fund invests in common stocks of companies in emerging market countries. The term "emerging market country" means any country which is considered to be an emerging country by the international financial community. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Invista focuses on those emerging market countries it believes have strongly developing economies and markets which are becoming more sophisticated.

What are the Significant Risks?

The Fund owns stocks whose values change on a daily basis due to the activities of individual companies as well as general market and economic conditions. In the short term, stock prices and currencies can fluctuate dramatically in response to these factors. In addition, there are risks involved with any investment in foreign securities. These include the risk that a foreign security could lose value as a result of political, financial, and economic events in foreign countries.

Foreign securities may be subject to securities regulators with less stringent accounting and disclosure standards than are required of U.S. companies.
Securities of foreign issuers may be less liquid than those of comparable domestic issuers. When shares of the Fund are sold, they may be worth more or less than the amount paid for them.

     ------------------------------------
              Top Countries
         as of December 31, 1998
     ------------------------------------
     Israel                Mexico
     Brazil                Hong Kong
     India
     ------------------------------------
     ------------------------------------
              Top Holdings
         as of December 31, 1998
     ------------------------------------
     Currency Contract-USD
     YPF Sociedad Anonima ADR
     Orbotech Ltd.
     Quilmes Industrial Quins SA ADR
     ECI Telecommunications Ltd. ADR
     Matav RT ADR
     Fomento (FEMSA)
     Videsh Sanchar Nigam Ltd.
     Telec De Sao Paulo SA
     Titan Cement Co.
     ------------------------------------
     ------------------------------------
               Top Industries
           as of December 31, 1998
     ------------------------------------
     Telephone Communications
     Beverages
     Commercial Banks
     Electric Services
     Electronic Components & Accessories
     ------------------------------------
     ------------------------------------
     Highest & Lowest Quarterly Total
     Returns for the Last Two Years
     ------------------------------------
     Quarter Ended   Quarterly Return
     ------------------------------------
        12/31/98          13.09%
         9/30/98         (19.13)%
     ------------------------------------

Who Should Invest in this Fund?

This Fund is a suitable investment for investors seeking long-term growth who want to invest a portion of their assets in securities of companies in emerging market countries. This Fund is not appropriate for investors seeking either preservation of capital or high current income. Investors must be able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

What are the Fund's Operating Expenses?

              As of October 31, 1998
     Management Fees                  1.25%
     12b-1 Fees                       0.64%
     Other Expenses                   1.70%
                                      -----
     Total Fund Operating Expenses    3.59%

How has the Fund Performed?

The table and chart show the Fund's past performance of the Class B shares. It provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Please remember the Fund's past performance does not represent how it will perform in the future.

Who is the Fund's Investment Manager?

Kurtis D. Spieler has been responsible for the day-to-day Fund management since its inception in May 1997. Mr. Spieler has been a Portfolio Manager for Invista since 1995. Prior thereto he was a Securities Analyst.

     Annual Total Returns
Calendar Year Ended December 31

     1998   (17.80)%

INSTRUCTIONS FOR COMPLETING THE ENROLLMENT AND BENEFICIARY ELECTION FORM

Sections A-E of the enrollment form must be completed to enroll in your employer's retirement plan and name your plan beneficiary. In the event your employer makes a discretionary contribution to the plan on your behalf, the information included on this form will be needed. You must complete this form even if you elect not to defer. Section F must be completed if you are married and do not designate your spouse as your sole primary beneficiary.

SECTION A: ACCOUNT REGISTRATION
     Complete all the information requested in this section. Your employer can confirm your date of employment or, if applicable, your rehire date.

SECTION B: SALARY DEFERRAL AGREEMENT
     Indicate in this section the amount of your salary you want to defer. This amount will be invested by your employer in the Principal Mutual Funds you select in Section C.

SECTION C: INVESTMENT DIRECTION
     Indicate in this section the portion of your contributions to be directed to the Fund or Funds you choose. The total of all contributions must equal 100%.

     The Fund or Funds in which you may invest are listed in the table below with an assigned code. You must invest using the Class C shares, which your employer has chosen for your retirement plan. Write the code of the Fund you select in the "Fund Code" column and the name of the Fund in the "Fund Name" column.

     ----------------------------------------------------------
                                                    Fund Code
                                                  -------------
                                                     Class B
           GROWTH-ORIENTED FUNDS                     shares
     ----------------------------------------------------------
                 Domestic
                 --------
     Balanced Fund                                     205
     Blue Chip Fund                                    210
     Capital Value Fund                                220
     Growth Fund                                       240
     MidCap Fund                                       230
     Real Estate Fund                                  248
     SmallCap Fund                                     249
     Utilities Fund                                    260
     ----------------------------------------------------------
              International
              -------------
     International Emerging Markets Fund               243
     International Fund                                265
     International SmallCap Fund                       244
     ----------------------------------------------------------
          INCOME-ORIENTED FUNDS
     ----------------------------------------------------------
     Bond Fund                                         215
     Government Securities Income Fund                 235
     High Yield Fund                                   245
     Limited Term Bond Fund                            247
     ----------------------------------------------------------
           MONEY MARKET FUND
     ----------------------------------------------------------
     Cash Management Fund                              125
     ----------------------------------------------------------

SECTION D: BENEFICIARY INSTRUCTIONS
     If this section is not completed, the plan administrator will assign your designated beneficiary according to the priority established in the plan documentation. If you are married and do not designate your spouse as your sole primary beneficiary, your spouse must complete Section F of this application.

SECTION E: SIGNATURE
     The enrollment  form must be signed exactly as your name appears in Section
A.

               RETURN THE COMPLETED, SIGNED FORM TO YOUR EMPLOYER.

                    ENROLLMENT AND BENEFICIARY ELECTION FORM
                           (for Class B shares only)

A. Participant Information (please print)

______________________________________  _______________  _______-______-________
  First     Middle Initial     Last      Date of Birth   Social Security Number

_____________________________________________
                 Street Address

________________________________________  _____  _____-____  ___-___-_____
                City                      State   Zip Code   Daytime Phone
_____________________________________________  __________________ ______________
                   Employer                    Date of Employment  Rehire Date

B. Salary Deferral Agreement

Reduce my current and future compensation each pay period by: $_______ or _____% of pay (enter 0% here if you choose not to defer). This agreement applies to amounts earned until changed by me in writing. I understand my Plan Sponsor may need to reduce my deferral percentage only when required to meet certain plan limits. Please refer to your summary Plan Description for additional contribution limits and restrictions on changing your contribution amount.

C. Investment Direction (Indicate the percentage of each contribution to be invested in the Principal Funds.):

             Complete this section even if you elect not to defer.
                                                                  Allocation
  Fund Code                       Fund Name                       Percentages
  ---------                       ---------                       -----------
___ ___  ___  __________________________________________________  ___ ___ ___%

___ ___  ___  __________________________________________________  ___ ___ ___%

___ ___  ___  __________________________________________________  ___ ___ ___%

___ ___  ___  __________________________________________________  ___ ___ ___%

___ ___  ___  __________________________________________________  ___ ___ ___%

___ ___  ___  __________________________________________________  ___ ___ ___%

___ ___  ___  __________________________________________________  ___ ___ ___%

                                                                   1   0   0 %
                                                                  ___ ___ ___

D. Beneficiary  Instructions
Note: Unless otherwise provided, if two or more beneficiaries are named, the proceeds shall be paid to the named beneficiaries, or to the survivor or survivors, in equal shares.

Check Box 1 and 2
1) __ I am not married and designate the person(s) named below to receive any death benefits from the Plan.

2) __ I am married and designate the person(s) named to receive any death benefits from the Plan. Note: If you are married and do not name your spouse as your sole primary beneficiary, your spouse must sign the consent in Section F and the signature must be witnessed by a Plan Representative or Notary Public.

PRIMARY BENEFICIARY
--------------------------------------------------------------------------------
    Name     Social Security #  %  Date of Birth    Relationship     Address
--------------------------------------------------------------------------------

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

CONTINGENT BENEFICIARY
--------------------------------------------------------------------------------
    Name     Social Security #  %  Date of Birth    Relationship     Address
--------------------------------------------------------------------------------

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

E. Signature
                                                      For Administrator Use Only
____________________________________________________  __________________________
Participant's Signature                 Date
                                                      __________________________
                                                           Date Received
               RETURN THE COMPLETED, SIGNED FORM TO YOUR EMPLOYER
        PLAN SPONSOR - KEEP THIS FORM WITH YOUR PERMANENT PLAN RECORDS.
--------------------------------------------------------------------------------
F. Spousal Consent

Spousal Consent: I hereby approve of, and consent to, the beneficiary designation elected in Section D of this form by my spouse. I understand that in approving the designation of a beneficiary other than myself, I am waiving my right to benefits to which I would otherwise be entitled under the Plan. I further understand that this designation will remain in effect until a subsequent beneficiary designation with my written consent is filed.

_______________________________________________
Spouse's Name (Please Print)

____________________________________________________________
Spouse's Signature                                Date

The spouse named above appeared before me and signed the consent.

____________________________________________________________
Plan Representative or Notary Public Signature    Date
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Spouse Not Located: I certify that my spouse cannot be located to sign this consent. I will notify the Plan Sponsor if my spouse is located. (It must be established to the satisfaction of the Plan Representative that your spouse cannot be located.)

____________________________________________________________
Participant's Signature                           Date

I certify that the participant has established to my satisfaction that spousal consent cannot be obtained because the spouse cannot be located.

_______________________________________________
Plan Representative's Name (Please Print)

____________________________________________________________
Plan Representative's Signature                   Date

--------------------------------------------------------------------------------

                                     Notes

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________

________________________________________________________________________________